Contractual Obligations, Commercial Commitments and Contingenciesl (Schedule Of Contractual Obligations And Commercial Commitments) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member]
$ in Millions
Dec. 31, 2018 USD ($)
Electricity Purchase Commitments [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Electricity Purchase Commitments	$ 209.4
Electricity Purchase Agreements Less Than 1 Year	139.5
Electricity Purchase Agreements in Years 2 and 3	69.9
Electricity Purchase Agreements in Years 4 and 5	0.0
Electricity Purchase Agreements, After Year 5	0.0
Other Intangible Assets [Member]
Contractual Obligations, Commercial Commitments And Contingencies [Line Items]
Total Purchase orders and other contractual obligations	39.8
Purchase orders and other contractual obligations, Less than 1 year	11.3
Purchase orders and other contractual obligations, 2 - 3 years	14.7
Purchase orders and other contractual obligations, 4 - 5 years	13.8
Purchase orders and other contractual obligations, More than 5 years	$ 0.0